united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Modern Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Value
	COMMON STOCKS - 84.0%
	BIOTECHNOLOGY - 0.5%
2,000	Endocyte, Inc. *	$ 10,320

	COMMERCIAL SERVICES - 1.6%
1,500	Western Union Co.	30,360

	COMPUTERS - 12.3%
600	Apple, Inc.	72,780
2,000	Brocade Communications Systems, Inc.	20,520
500	Cognizant Technology Solutions Corp. *	31,550
1,500	EMC Corp.	40,335
1,000	Genpact Ltd. *	22,210
500	Mentor Graphics Corp.	13,045
500	NetApp, Inc.	15,575
300	SanDisk Corp.	18,087
		234,102
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
250	Visa, Inc.	18,835

	INTERNET - 24.2%
1,000	eBay, Inc. *	28,120
150	F5 Networks, Inc. *	20,121
1,500	Facebook, Inc. *	141,015
50	Google, Inc. - Class A *	32,875
50	Google, Inc. *	31,280
500	j2 Global, Inc.	35,200
1,000	magicJack VocalTec Ltd. *	7,230
500	Netflix, Inc. *	57,155
1,600	Perficient, Inc. *	25,968
10	Priceline Group, Inc. *	12,436
1,500	VASCO Data Security International, Inc. *	30,585
1,000	Yahoo!, Inc. *	36,670
		458,655
	SEMICONDUCTORS - 17.9%
500	Analog Devices, Inc.	29,165
1,500	Applied Materials, Inc.	26,040
1,000	Cree, Inc. *	24,650
5,000	FormFactor, Inc. *	36,150
1,000	Intel Corp.	28,950
3,000	Kulicke & Soffa Industries, Inc. *	31,230
21,000	Richardson Electronics Ltd.	137,970
500	Texas Instruments, Inc.	24,990
		339,145
	SOFTWARE - 9.9%
500	Activision Blizzard, Inc.	12,895
200	Adobe Systems, Inc. *	16,398
2,000	Castlight Health, Inc. *	14,360
1,000	Epiq Systems, Inc.	16,550
750	Microsoft Corp.	35,025
500	Oracle Corp.	19,970
500	salesforce.com, Inc. *	36,650
250	SAP SE (ADR)	17,918
200	Vmware, Inc. *	17,826
		187,592

See accompanying notes to financial statements.

Modern Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Shares		Value
	TELECOMMUNICATIONS - 16.6%
1,000	ADTRAN, Inc.	$ 16,500
500	ARRIS Group, Inc. *	15,460
500	Cisco Systems, Inc.	14,210
1,500	Finisar Corp. *	26,115
15,000	Frontier Communications Corp.	70,800
500	InterDigital, Inc.	27,035
500	Juniper Networks, Inc.	14,210
300	Motorola Solutions, Inc.	18,048
5,000	Premiere Global Services, Inc. *	53,950
4,000	Telenav, Inc. *	28,000
800	United States Cellular Corp. *	29,776
		314,104
	TOTAL COMMON STOCK (Cost - $1,631,996)	1,593,113

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.4%
1,000	CyrusOne, Inc.	30,740
500	Iron Mountain, Inc.	15,025
	TOTAL REAL ESTATE INVESTMENT TRUST (REIT) (Cost - $46,432)	45,765

	TOTAL INVESTMENTS - 86.4% (Cost $1,678,428) (a)	$ 1,638,878
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.6%	258,244
	TOTAL NET ASSETS - 100.0%	$ 1,897,122

* Non-Income producing security.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,678,428 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 22,236
	Unrealized depreciation:	(61,786)
	Net unrealized depreciation:	$ (39,550)

See accompanying notes to financial statements.

Modern Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, financial consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Modern Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2015, for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,593,113	$ -	$ -	$ 1,593,113
Real Estate Investment Trust (REIT)	45,765	-	-	45,765
Total Assets	$ 1,638,878	$ -	$ -	$ 1,638,878

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any level 3 securities during the period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/16/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/16/15

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/16/15